Margin Loan Payable - Additional Information (Detail) - Margin Loan Facility [Member] $ in Thousands	May 01, 2022 CAD ($)	May 01, 2022 USD ($)	Jun. 21, 2021 CAD ($)	Jun. 21, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from loan			$ 18,552	$ 15,000,000
Standby fee			2.50%	2.50%
Facility fee			1.25%	1.25%
Borrowings maturity			May 5, 2023	May 5, 2023
LIBOR [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate percentage			5.50%	5.50%
Non adjusting Event Member
Disclosure of detailed information about borrowings [line items]
Proceeds from loan	$ 3,889	$ 3,000,000
Partial principal amount repaid on loan	$ 1,710	$ 1,300,000